INCOME TAX	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

Note 12. Income Taxes

Components of Income Before Taxes

For financial reporting purposes, income before income taxes includes the following components (in thousand):

	Three Months Ended March 31,
	2021	2020
Domestic	$(19,458)	$(6,852)
Foreign	—	—

Income (loss) before income taxes	$(19,458)	$(6,852)

There has historically been no federal or state provision for income taxes because the Company has historically incurred operating losses and maintains a full valuation allowance against its net deferred tax assets. For the three months ended March 31, 2021 and March 31, 2020, the Company recognized no provision for income taxes.

Utilization of net operating loss carryforwards, tax credits and other attributes may be subject to future annual limitations due to the ownership change limitations provided by Section 382 of the Internal Revenue Code and similar state provisions

NOTE 11. INCOME TAX

The Company’s net deferred tax asset at December 31, 2020 and 2019 as follows:

	December 31,	December 31,
	2020	2019
Deferred tax asset
Net operating loss carryforward	$—	$210

Total deferred tax assets	—	210
Valuation Allowance	—	(210)

Deferred tax asset	$—	$—

The income tax provision for the year ended December 31, 2020 and for the period from August 16, 2019 (inception) through December 31, 2019 consists of the following:

	December 31,	December 31,
	2020	2019
Federal
Current	$199,765	$—
Deferred	210	(210)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	(210)	210

Income tax provision	$199,765	$—

As of December 31, 2020 and 2019, the Company had $0 and $1,000 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the valuation allowance decreased by $210. For the period from August 16, 2019 (inception) through December 31, 2019, the change in the valuation allowance increased by $210.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
Business combination expenses	(13.0)%	0.0%
Change in fair value of warrant liabilities	(15.4)%	—
Valuation allowance	0.1%	(21.0)%

Income tax provision	(7.3)%	0.0%

The Company’s effective tax rate differs from the U.S. statutory rate primarily due to the business combination expenses and recognition of gain or loss from the change in the fair value of warrant liabilities, which is not deductible for tax purposes.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for since inception remain open and subject to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.